HEDGING ACTIVITIES - Schedule of Net Tax Effect of Cash Flow Hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, net of tax	€ (116)	€ 53	€ (20)
Cost of sales | Foreign currency contracts
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, net of tax	7	5	(13)
Selling and distribution expenses | Foreign currency contracts
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, net of tax	0	(1)	(1)
Non-operating items | Foreign currency contracts
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, net of tax	€ (123)	€ 49	€ (6)